Related Party Transactions - Acquisitions from KNOT (Details) - Acquisitions from KNOT	Dec. 31, 2020	Mar. 01, 2018
Anna Knutsen [Member]
Related Party Transaction
Percentage of interest acquired		100.00%
Tove Knutsen [Member]
Related Party Transaction
Percentage of interest acquired	100.00%